Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
For the years ended June 30,
2015	$ 154,987
2016	88,089
2017	77,532
2018	73,954
2019	68,967
Thereafter	317,280
Total	$ 780,809